SUPPLEMENT DATED JULY 28, 2023
             TO THE VARIABLE ANNUITY PROSPECTUSES, AS SUPPLEMENTED
-------------------------------------------------------------------------------

                  AMERICAN GENERAL LIFE INSURANCE COMPANY

                          SEPARATE ACCOUNT D
                      Generations Variable Annuity

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                        SEPARATE ACCOUNT USL A
                      Generations Variable Annuity

-------------------------------------------------------------------------------

You should read this information carefully and retain this supplement for future reference.

Effective July 28, 2023, all references to the Core Plus Fixed Income Fund, a portfolio of the Morgan Stanley Variable Investment Fund, Inc. are hereby removed from the prospectus as a result of the liquidation of the Fund.










                                      Page 1 of 1